T. ROWE PRICE Balanced Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.0%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  1,460,000 1,416
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  2,100,000 1,892
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,165,000 1,106
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 313,681 294
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 2,195,000 2,136
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,205,000 1,062
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,441
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 1,380,000 1,339
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,575,000 2,508
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 661,500 575
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,221,400 1,033
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,528,450 1,202
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 4.104%, 5/20/34 (1) 1,935,000 1,875
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 178,348 172
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  895,000 862
T. ROWE PRICE Balanced Fund

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915,000 878
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 1,665,000 1,461
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,275,000 1,129
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,355,000 1,277
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,905,600 1,785
JPMorgan Chase Bank
Series 2021-2, Class C
0.969%, 12/26/28 (1) 406,955 390
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 1,205,000 1,182
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 939,758 886
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 847,507 813
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 901,378 835
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 994,214 921
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 434,697 389
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 450,523 396
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,618,650 1,296
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 616,770 592
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,167,863 1,046

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 2,305,847 1,965
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  920,000 920
Total Asset-Backed Securities (Cost $40,480) 37,074
BOND MUTUAL FUNDS 5.3%
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.24% (2)(3) 1,263 14
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.50% (2)(3) 29,009,676 207,999
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.24% (2)(3) 21,450 107
Total Bond Mutual Funds (Cost $250,733) 208,120
COMMON STOCKS 59.2%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.5%
KT (KRW)  108,008 2,715
Nippon Telegraph & Telephone (JPY)  555,500 14,983
Verizon Communications  61,056 2,319
20,017
Entertainment 0.5%
Activision Blizzard  15,291 1,137
Netflix (4) 24,812 5,842
Sea, ADR (4) 61,386 3,440
Spotify Technology (4) 7,634 659
Walt Disney (4) 91,945 8,673
19,751
Interactive Media & Services 3.2%
Alphabet, Class A (4) 147,557 14,114
Alphabet, Class C (4) 837,590 80,534
Meta Platforms, Class A (4) 160,416 21,765
NAVER (KRW)  15,564 2,073
Tencent Holdings (HKD)  86,900 2,935
Z Holdings (JPY)  816,200 2,164
123,585
Media 0.3%
Charter Communications, Class A (4) 1,403 426
Comcast, Class A  33,880 994
CyberAgent (JPY)  382,000 3,216

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stroeer (EUR)  36,479 1,374
WPP (GBP)  586,027 4,838
10,848
Wireless Telecommunication Services 0.4%
SoftBank Group (JPY)  57,300 1,942
T-Mobile U.S. (4) 61,897 8,305
Vodafone Group, ADR  439,008 4,974
15,221
Total Communication Services 189,422
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.4%
Aptiv (4) 2,035 159
Autoliv, SDR (SEK)  45,710 3,085
Denso (JPY)  59,700 2,730
Magna International  114,539 5,431
Stanley Electric (JPY)  115,700 1,816
Sumitomo Rubber Industries (JPY) (5) 136,600 1,088
14,309
Automobiles 1.5%
Honda Motor (JPY)  75,400 1,637
Rivian Automotive, Class A (4) 10,000 329
Suzuki Motor (JPY)  94,400 2,939
Tesla (4) 166,177 44,078
Toyota Motor (JPY)  747,400 9,769
58,752
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions (4) 10,400 600
600
Hotels, Restaurants & Leisure 1.1%
Booking Holdings (4) 2,631 4,323
Chipotle Mexican Grill (4) 5,033 7,563
Compass Group (GBP)  331,408 6,599
Hilton Worldwide Holdings  12,111 1,461
Las Vegas Sands (4) 22,246 835
Marriott International, Class A  15,660 2,195
McDonald's  47,851 11,041
MGM Resorts International  25,595 761
Starbucks  24,360 2,053
Wynn Resorts (4) 6,875 433
Yum! Brands  36,779 3,911
41,175

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Household Durables 0.3%
NVR (4) 216 861
Panasonic Holdings (JPY)  480,000 3,371
Persimmon (GBP)  190,557 2,606
Sony Group (JPY)  77,800 5,011
11,849
Internet & Direct Marketing Retail 2.0%
Alibaba Group Holding, ADR (4) 10,841 867
Amazon.com (4) 661,592 74,760
ASOS (GBP) (4) 121,240 762
DoorDash, Class A (4) 20,365 1,007
Zalando (EUR) (4)(5) 89,526 1,749
79,145
Multiline Retail 0.4%
Dollar General  50,744 12,172
Dollar Tree (4) 6,550 891
Next (GBP)  59,424 3,154
16,217
Specialty Retail 0.8%
AutoZone (4) 699 1,497
Burlington Stores (4) 5,441 609
Carvana (4) 45,056 915
Home Depot  22,607 6,238
Kingfisher (GBP)  1,828,916 4,452
Lowe's  11,049 2,075
O'Reilly Automotive (4) 3,102 2,182
Ross Stores  91,265 7,691
TJX  79,633 4,947
Ulta Beauty (4) 1,995 800
31,406
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens (GBP)  546,849 1,340
Kering (EUR)  8,854 3,927
Lululemon Athletica (4) 11,591 3,240
Moncler (EUR)  92,784 3,788
NIKE, Class B  71,746 5,963
Samsonite International (HKD) (4) 921,300 2,210
20,468
Total Consumer Discretionary 273,921
CONSUMER STAPLES 4.3%
Beverages 1.0%
Coca-Cola  121,357 6,798

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  11,941 2,743
Diageo (GBP)  168,467 7,091
Keurig Dr Pepper  280,013 10,030
Kirin Holdings (JPY)  179,800 2,770
Monster Beverage (4) 57,994 5,043
PepsiCo  25,045 4,089
38,564
Food & Staples Retailing 0.7%
Costco Wholesale  9,170 4,331
Seven & i Holdings (JPY)  174,800 7,022
Walmart  107,790 13,980
Welcia Holdings (JPY)  70,000 1,477
26,810
Food Products 1.1%
Barry Callebaut (CHF)  1,917 3,614
Conagra Brands  22,283 727
Darling Ingredients (4) 8,467 560
Mondelez International, Class A  158,486 8,690
Nestle (CHF)  227,932 24,653
Wilmar International (SGD)  2,090,100 5,560
43,804
Household Products 0.4%
Colgate-Palmolive  5,000 351
Kimberly-Clark  6,475 729
Procter & Gamble  100,761 12,721
13,801
Personal Products 0.6%
Estee Lauder, Class A  7,191 1,553
Haleon, ADR (4) 149,907 913
L'Oreal (EUR)  20,862 6,670
Pola Orbis Holdings (JPY)  53,200 601
Unilever (GBP)  285,197 12,531
22,268
Tobacco 0.5%
Altria Group  30,888 1,247
Philip Morris International  204,310 16,960
18,207
Total Consumer Staples 163,454
ENERGY 2.0%
Energy Equipment & Services 0.1%
Halliburton  71,664 1,765

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worley (AUD)  495,076 4,036
5,801
Oil, Gas & Consumable Fuels 1.9%
Chevron  32,835 4,717
ConocoPhillips  44,717 4,576
EOG Resources  17,863 1,996
Equinor (NOK)  355,889 11,737
Exxon Mobil  221,013 19,297
Hess  11,846 1,291
Marathon Petroleum  16,993 1,688
Pioneer Natural Resources  4,497 974
Shell, ADR  101,724 5,062
TC Energy  95,872 3,863
TotalEnergies (EUR) (5) 339,545 15,929
TotalEnergies, ADR  45,572 2,120
Williams  54,650 1,565
Woodside Energy Group (GBP)  40,666 828
75,643
Total Energy 81,444
FINANCIALS 7.9%
Banks 2.9%
Australia & New Zealand Banking Group (AUD)  243,365 3,563
Bank of America  671,137 20,268
BNP Paribas (EUR)  95,515 4,034
Citigroup  16,300 679
Citizens Financial Group  8,500 292
Close Brothers Group (GBP)  83,733 862
DBS Group Holdings (SGD)  152,300 3,523
DNB Bank (NOK)  441,225 7,001
Erste Group Bank (EUR)  69,891 1,532
Fifth Third Bancorp  53,181 1,700
First Republic Bank  9,314 1,216
Huntington Bancshares  175,651 2,315
ING Groep (EUR)  831,254 7,123
Intesa Sanpaolo (EUR)  1,192,833 1,972
JPMorgan Chase  60,025 6,273
Lloyds Banking Group (GBP)  7,648,194 3,457
Mitsubishi UFJ Financial Group (JPY)  724,500 3,282
National Bank of Canada (CAD) (5) 116,737 7,317
Signature Bank  6,212 938
Standard Chartered (GBP)  347,337 2,172
Sumitomo Mitsui Trust Holdings (JPY)  83,854 2,385
SVB Financial Group (4) 2,400 806
Svenska Handelsbanken, Class A (SEK)  600,734 4,931

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Bancorp  7,200 290
United Overseas Bank (SGD)  310,200 5,619
Wells Fargo  507,772 20,423
113,973
Capital Markets 1.1%
Ares Management, Class A  4,700 291
Bank of New York Mellon  16,802 647
Blue Owl Capital  25,900 239
Bridgepoint Group (GBP)  485,036 1,006
Charles Schwab  108,439 7,794
CME Group  6,911 1,224
Goldman Sachs Group  31,566 9,250
Intercontinental Exchange  18,200 1,644
Invesco  19,190 263
Julius Baer Group (CHF)  90,695 3,958
Macquarie Group (AUD)  35,607 3,474
Morgan Stanley  13,131 1,037
MSCI  4,587 1,935
S&P Global  18,241 5,570
State Street  16,047 976
XP, Class A (4) 106,240 2,020
41,328
Consumer Finance 0.0%
American Express  13,633 1,839
1,839
Diversified Financial Services 0.6%
Apollo Global Management  11,534 536
Berkshire Hathaway, Class B (4) 27,280 7,284
Challenger (AUD)  402,052 1,506
Corebridge Financial (4) 89,974 1,772
Element Fleet Management (CAD)  535,071 6,314
Equitable Holdings  54,194 1,428
Housing Development Finance (INR)  139,538 3,894
Mitsubishi HC Capital (JPY)  451,000 1,939
Voya Financial  12,989 786
25,459
Insurance 3.3%
AIA Group (HKD)  240,800 2,005
Allstate  9,700 1,208
American International Group  125,911 5,978
Assurant  8,850 1,286
AXA (EUR)  451,802 9,864
Chubb  107,175 19,493
Definity Financial (CAD)  44,753 1,258

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Direct Line Insurance Group (GBP)  810,258 1,672
Hartford Financial Services Group  76,430 4,734
Manulife Financial (CAD)  230,334 3,615
Marsh & McLennan  23,091 3,447
MetLife  115,150 6,999
Munich Re (EUR)  47,016 11,318
PICC Property & Casualty, Class H (HKD)  3,862,000 3,994
Ping An Insurance Group, Class H (HKD)  299,000 1,492
Progressive  73,963 8,595
RenaissanceRe Holdings  13,192 1,852
Sampo, Class A (EUR)  166,519 7,109
Storebrand (NOK)  603,274 4,176
Sun Life Financial (CAD)  172,218 6,848
Tokio Marine Holdings (JPY)  391,200 6,953
Travelers  58,287 8,929
Zurich Insurance Group (CHF)  18,101 7,216
130,041
Total Financials 312,640
HEALTH CARE 10.0%
Biotechnology 0.7%
AbbVie  112,444 15,091
Amgen  4,274 963
Biogen (4) 5,735 1,531
Genmab (DKK) (4) 6,552 2,108
Moderna (4) 12,592 1,489
Regeneron Pharmaceuticals (4) 4,984 3,433
Vertex Pharmaceuticals (4) 6,336 1,835
26,450
Health Care Equipment & Supplies 2.0%
Abbott Laboratories  76,857 7,437
Alcon (CHF)  37,201 2,161
Align Technology (4) 3,194 662
Becton Dickinson & Company  115,336 25,700
Cooper  1,716 453
Dexcom (4) 16,457 1,326
Elekta, Class B (SEK)  427,742 2,173
EssilorLuxottica (EUR)  35,288 4,796
Intuitive Surgical (4) 52,966 9,928
Koninklijke Philips (EUR)  239,538 3,688
Medtronic  17,342 1,400
Siemens Healthineers (EUR)  126,533 5,428
STERIS  4,471 743
Stryker  46,709 9,460
Teleflex  4,891 985

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  13,729 1,435
77,775
Health Care Providers & Services 2.5%
Centene (4) 147,718 11,494
Cigna  14,363 3,985
CVS Health  16,296 1,554
Elevance Health  54,291 24,661
Fresenius (EUR)  146,154 3,115
HCA Healthcare  21,841 4,014
Humana  14,587 7,078
McKesson  1,280 435
Molina Healthcare (4) 4,100 1,352
UnitedHealth Group  78,555 39,674
97,362
Health Care Technology 0.0%
Veeva Systems, Class A (4) 11,290 1,862
1,862
Life Sciences Tools & Services 1.1%
Agilent Technologies  9,915 1,205
Charles River Laboratories International (4) 1,700 335
Danaher  79,977 20,657
Evotec (EUR) (4) 80,485 1,399
Illumina (4) 1,600 305
PerkinElmer  19,229 2,314
Thermo Fisher Scientific  32,183 16,323
West Pharmaceutical Services  1,446 356
42,894
Pharmaceuticals 3.7%
Astellas Pharma (JPY)  618,500 8,194
AstraZeneca, ADR  396,573 21,748
Bayer (EUR)  125,950 5,803
Bristol-Myers Squibb  8,148 579
Elanco Animal Health (4) 106,800 1,325
Eli Lilly  61,346 19,836
GSK, ADR  113,425 3,338
Ipsen (EUR)  16,577 1,534
Johnson & Johnson  132,915 21,713
Merck  24,468 2,107
Novartis (CHF)  148,561 11,326
Otsuka Holdings (JPY)  117,600 3,724
Pfizer  64,573 2,826
Roche Holding (CHF)  48,748 15,869
Sanofi (EUR)  152,166 11,587
Sanofi, ADR  85,903 3,266

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Viatris  127,580 1,087
Zoetis  44,957 6,667
142,529
Total Health Care 388,872
INDUSTRIALS & BUSINESS SERVICES 4.8%
Aerospace & Defense 0.6%
Boeing (4) 16,247 1,967
L3Harris Technologies  53,038 11,023
Northrop Grumman  13,834 6,506
Raytheon Technologies  2,300 188
Safran (EUR)  36,531 3,324
Textron  15,061 878
TransDigm Group  695 365
24,251
Air Freight & Logistics 0.1%
FedEx  6,411 952
United Parcel Service, Class B  7,418 1,198
2,150
Airlines 0.0%
Southwest Airlines (4) 34,971 1,078
United Airlines Holdings (4) 13,610 443
1,521
Building Products 0.1%
Trane Technologies  14,662 2,123
2,123
Commercial Services & Supplies 0.2%
Cintas  2,208 857
Republic Services  32,333 4,399
Waste Connections  14,755 1,994
7,250
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 17,755 716
716
Electrical Equipment 0.9%
ABB (CHF)  261,221 6,745
AMETEK  1,922 218
Eaton  51,822 6,911
Generac Holdings (4) 5,200 926
Hubbell  26,489 5,907
Legrand (EUR)  70,908 4,585
Mitsubishi Electric (JPY)  599,800 5,427
Prysmian (EUR)  156,697 4,488

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rockwell Automation  4,792 1,031
36,238
Industrial Conglomerates 1.3%
DCC (GBP)  50,158 2,605
General Electric  227,073 14,058
Honeywell International  50,297 8,398
Melrose Industries (GBP)  2,880,264 3,221
Roper Technologies  14,705 5,288
Siemens (EUR)  164,868 16,115
49,685
Machinery 0.4%
Cummins  11,027 2,244
Fortive  12,320 718
Ingersoll Rand  70,949 3,069
KION Group (EUR)  83,382 1,597
Otis Worldwide  13,946 890
PACCAR  20,427 1,710
SMC (JPY)  4,400 1,791
Stanley Black & Decker  12,305 925
THK (JPY)  92,600 1,599
14,543
Professional Services 0.4%
CoStar Group (4) 12,973 904
Recruit Holdings (JPY)  143,900 4,145
TechnoPro Holdings (JPY)  181,800 3,873
Teleperformance (EUR)  16,612 4,214
TransUnion  18,447 1,097
14,233
Road & Rail 0.4%
Canadian Pacific Railway  19,732 1,317
Central Japan Railway (JPY)  26,700 3,134
CSX  243,261 6,480
JB Hunt Transport Services  4,700 735
Norfolk Southern  7,635 1,601
Old Dominion Freight Line  7,648 1,903
Saia (4) 3,496 664
Union Pacific  2,709 528
16,362
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  112,334 5,045
Bunzl (GBP)  97,188 2,969
Mitsubishi (JPY)  137,400 3,758
Sumitomo (JPY)  300,100 3,708

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Rentals (4) 4,945 1,336
16,816
Total Industrials & Business Services 185,888
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 0.3%
Arista Networks (4) 9,390 1,060
Cisco Systems  34,974 1,399
LM Ericsson, Class B (SEK) (5) 878,457 5,135
Motorola Solutions  19,847 4,445
12,039
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A  493 33
Corning  6,507 189
Hamamatsu Photonics (JPY)  81,000 3,472
Largan Precision (TWD)  22,000 1,153
Murata Manufacturing (JPY)  92,200 4,244
Omron (JPY)  41,000 1,878
TE Connectivity  10,098 1,114
Teledyne Technologies (4) 5,422 1,830
13,913
IT Services 2.1%
Accenture, Class A  20,118 5,176
Adyen (EUR) (4) 1,676 2,090
Affirm Holdings (4) 24,172 454
Amadeus IT Group (EUR) (4) 54,044 2,506
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,137 (4)(6)(7) 298,203 588
Block (4) 28,696 1,578
Cognizant Technology Solutions, Class A  8,306 477
Fiserv (4) 118,894 11,125
FleetCor Technologies (4) 15,536 2,737
Global Payments  23,265 2,514
Mastercard, Class A  58,804 16,720
MongoDB (4) 12,345 2,451
NTT Data (JPY)  561,600 7,254
PayPal Holdings (4) 17,194 1,480
Shopify, Class A (4) 61,110 1,646
Snowflake, Class A (4) 7,726 1,313
Visa, Class A  127,293 22,614
82,723
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices (4) 115,295 7,305
Analog Devices  3,535 492

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding (EUR)  20,711 8,580
ASML Holding  11,770 4,889
Broadcom  36,710 16,300
KLA  32,964 9,976
Lam Research  1,400 512
Marvell Technology  67,139 2,881
Monolithic Power Systems  8,208 2,983
NVIDIA  149,520 18,150
NXP Semiconductors  42,717 6,301
ON Semiconductor (4) 24,659 1,537
QUALCOMM  56,862 6,424
Renesas Electronics (JPY) (4) 238,900 2,003
Taiwan Semiconductor Manufacturing (TWD)  978,969 12,977
Taiwan Semiconductor Manufacturing, ADR  22,172 1,520
Texas Instruments  23,247 3,598
Tokyo Electron (JPY)  13,900 3,425
109,853
Software 4.4%
Adobe (4) 7,713 2,123
Atlassian, Class A (4) 15,351 3,233
Bill.com Holdings (4) 20,969 2,776
Black Knight (4) 8,543 553
Cadence Design Systems (4) 6,700 1,095
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $668 (4)(6)(7) 392 374
Confluent, Class A (4) 25,360 603
Crowdstrike Holdings, Class A (4) 6,445 1,062
Datadog, Class A (4) 12,197 1,083
Descartes Systems Group (4) 8,000 508
Fortinet (4) 48,546 2,385
Gusto, Acquisition Date: 10/4/21, Cost $216 (4)(6)(7) 7,517 142
HashiCorp, Class A (4) 5,659 182
Intuit  28,602 11,078
Microsoft  453,896 105,712
NortonLifeLock  26,100 526
Paycom Software (4) 1,670 551
Salesforce (4) 48,396 6,961
SAP (EUR)  77,257 6,296
ServiceNow (4) 32,825 12,395
Synopsys (4) 30,499 9,318
Workday, Class A (4) 3,588 546
Zoom Video Communications, Class A (4) 6,132 451
169,953
Technology Hardware, Storage & Peripherals 2.6%
Apple  673,976 93,143
Pure Storage, Class A (4) 19,200 526

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Samsung Electronics (KRW)  204,001 7,491
101,160
Total Information Technology 489,641
MATERIALS 2.1%
Chemicals 1.2%
Air Liquide (EUR)  43,556 4,978
Air Products & Chemicals  6,420 1,494
Akzo Nobel (EUR)  67,314 3,815
Asahi Kasei (JPY) (5) 473,100 3,135
BASF (EUR)  77,850 2,988
CF Industries Holdings  8,366 805
Corteva  10,300 589
Covestro (EUR)  89,632 2,563
FMC  5,600 592
Johnson Matthey (GBP)  163,378 3,298
Linde  25,669 6,920
Nutrien  84,217 7,022
PPG Industries  2,200 244
RPM International  11,910 992
Sherwin-Williams  22,176 4,541
Tosoh (JPY) (5) 39,200 437
Umicore (EUR)  85,936 2,523
46,936
Construction Materials 0.0%
Vulcan Materials  5,005 789
789
Containers & Packaging 0.2%
Amcor, CDI (AUD)  245,293 2,633
Avery Dennison  6,790 1,105
Ball  11,779 569
International Paper  12,765 404
Packaging Corp. of America  6,448 724
Sealed Air  21,787 970
Westrock  8,213 254
6,659
Metals & Mining 0.6%
Antofagasta (GBP)  280,967 3,443
BHP Group (AUD)  78,349 1,947
BHP Group (GBP)  209,631 5,220
IGO (AUD)  1,137,578 10,007
Rio Tinto (AUD)  27,007 1,634
South32 (AUD)  1,276,922 3,031
25,282

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  316,637 4,022
West Fraser Timber  3,100 225
4,247
Total Materials 83,913
REAL ESTATE 1.0%
Equity Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, REIT  3,461 485
American Homes 4 Rent, Class A, REIT  7,200 236
American Tower, REIT  6,348 1,363
AvalonBay Communities, REIT  12,768 2,352
Camden Property Trust, REIT  1,800 215
Equinix, REIT  3,233 1,839
Equity LifeStyle Properties, REIT  5,956 374
Equity Residential, REIT  21,150 1,422
Essex Property Trust, REIT  3,290 797
Extra Space Storage, REIT  4,600 794
Great Portland Estates (GBP)  411,253 2,005
Prologis, REIT  81,015 8,231
Public Storage, REIT  3,886 1,138
Rexford Industrial Realty, REIT  11,653 606
SBA Communications, REIT  12,738 3,626
Scentre Group (AUD)  1,683,720 2,751
Simon Property Group, REIT  10,235 919
Sun Communities, REIT  890 120
Welltower, REIT  15,810 1,017
Weyerhaeuser, REIT  59,800 1,708
31,998
Real Estate Management & Development 0.2%
Mitsui Fudosan (JPY)  320,700 6,109
Opendoor Technologies, Class A (4) 119,460 372
6,481
Total Real Estate 38,479
UTILITIES 2.6%
Electric Utilities 1.2%
American Electric Power  79,863 6,904
Duke Energy  13,194 1,227
Exelon  105,503 3,952
FirstEnergy  24,400 903
NextEra Energy  57,140 4,480
PG&E (4) 142,155 1,777
Southern  327,228 22,252

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy  57,394 3,673
45,168
Gas Utilities 0.0%
Beijing Enterprises Holdings (HKD)  479,000 1,342
1,342
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY) (5) 188,000 2,659
2,659
Multi-Utilities 1.3%
Ameren  62,455 5,031
CMS Energy  8,959 522
Dominion Energy  217,302 15,017
DTE Energy  22,955 2,641
Engie (EUR)  636,234 7,323
National Grid (GBP)  473,262 4,872
NiSource  57,972 1,460
Sempra Energy  70,928 10,635
WEC Energy Group  20,576 1,840
49,341
Total Utilities 98,510
Total Common Stocks (Cost $1,597,982) 2,306,184
CONVERTIBLE PREFERRED STOCKS 0.0%
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (4)(6)(7) 25 24
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (4)(6)(7) 3,879 215
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (4)(6)
(7) 8,505 470
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (4)(6)(7) 10,431 196
Total Information Technology 907
Total Convertible Preferred Stocks (Cost $1,217) 907
CORPORATE BONDS 8.6%
Abbott Laboratories, 3.40%, 11/30/23  1,281,000 1,266
AbbVie, 2.95%, 11/21/26  920,000 842
AbbVie, 3.20%, 5/14/26  420,000 393
AbbVie, 4.50%, 5/14/35  1,900,000 1,691
AbbVie, 4.70%, 5/14/45  915,000 776

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ABN AMRO Bank, 4.75%, 7/28/25 (1) 940,000 901
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 795
AerCap Ireland Capital, 4.125%, 7/3/23  1,945,000 1,923
AerCap Ireland Capital, 6.50%, 7/15/25  365,000 365
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,524
AIA Group, 3.20%, 3/11/25 (1) 1,020,000 981
Air Lease, 2.20%, 1/15/27  545,000 461
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,046
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 622
Alfa SAB de CV, 5.25%, 3/25/24 (1) 395,000 394
Allstate, 5.55%, 5/9/35  1,000,000 1,004
Ally Financial, 2.20%, 11/2/28  700,000 541
Altria Group, 2.35%, 5/6/25  415,000 386
Amazon.com, 2.80%, 8/22/24  1,055,000 1,022
Amazon.com, 3.875%, 8/22/37  1,645,000 1,428
America Movil SAB de CV, 2.875%, 5/7/30  2,525,000 2,124
America Movil SAB de CV, 6.375%, 3/1/35  300,000 314
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  774,377 656
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  1,252,392 1,187
American Honda Finance, 0.75%, 8/9/24  2,335,000 2,170
American Tower, 1.45%, 9/15/26  2,975,000 2,537
Amgen, 2.77%, 9/1/53  447,000 261
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  2,120,000 1,983
APA Infrastructure, 4.25%, 7/15/27 (1) 620,000 575
Appalachian Power, 4.45%, 6/1/45  2,450,000 1,951
Apple, 1.65%, 5/11/30  2,345,000 1,883
AT&T, 2.25%, 2/1/32  1,400,000 1,059
AT&T, 3.50%, 6/1/41  680,000 490
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,214
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,705,000 1,692
AutoZone, 3.125%, 4/21/26  650,000 612
Baidu, 3.875%, 9/29/23  2,000,000 1,969
Baltimore Gas & Electric, 3.35%, 7/1/23  1,750,000 1,728
Banco Santander, 3.125%, 2/23/23  1,000,000 993
Banco Santander, 3.49%, 5/28/30  200,000 161
Banco Santander, 3.848%, 4/12/23  2,000,000 1,987
Banco Santander Chile, 2.70%, 1/10/25 (1) 1,322,000 1,236
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,110,000 1,081
Bank of America, 4.20%, 8/26/24  600,000 589
Bank of America, 6.11%, 1/29/37  900,000 869
Bank of America, 6.75%, 6/1/28  700,000 730
Bank of America, VR, 2.299%, 7/21/32 (8) 2,240,000 1,670
Bank of America, VR, 2.676%, 6/19/41 (8) 3,450,000 2,222
Bank of America, Series N, VR, 2.651%, 3/11/32 (8) 2,325,000 1,809
Bank of Montreal, 2.65%, 3/8/27  2,035,000 1,812

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banner Health, 1.897%, 1/1/31  670,000 526
Barclays, VR, 2.852%, 5/7/26 (8) 1,880,000 1,706
BAT Capital, 4.39%, 8/15/37  1,385,000 992
Baylor Scott & White Holdings, 3.967%, 11/15/46  1,850,000 1,543
Becton Dickinson & Company, 2.823%, 5/20/30  1,380,000 1,148
Becton Dickinson & Company, 3.70%, 6/6/27  1,956,000 1,820
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,228
BNP Paribas, VR, 2.219%, 6/9/26 (1)(8) 1,315,000 1,180
BNP Paribas, VR, 2.871%, 4/19/32 (1)(8) 3,100,000 2,343
Boardwalk Pipelines, 4.45%, 7/15/27  385,000 356
Boardwalk Pipelines, 4.95%, 12/15/24  780,000 772
Booking Holdings, 3.65%, 3/15/25  1,515,000 1,470
Boral Finance, 3.00%, 11/1/22 (1) 220,000 220
Boston Properties, 3.125%, 9/1/23  625,000 613
Boston Properties, 3.65%, 2/1/26  1,165,000 1,097
BPCE, 4.00%, 9/12/23 (1) 1,350,000 1,335
BPCE, 4.50%, 3/15/25 (1) 1,000,000 948
BPCE, 5.70%, 10/22/23 (1) 1,700,000 1,691
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 959
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 516
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,142
Burlington Northern Santa Fe, 4.375%, 9/1/42  1,400,000 1,198
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 687
Camden Property Trust, 2.95%, 12/15/22  565,000 564
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 474
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 362
Canadian Natural Resources, 2.95%, 7/15/30  1,700,000 1,396
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 813
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,115
Cardinal Health, 3.41%, 6/15/27  1,570,000 1,450
Cardinal Health, 3.75%, 9/15/25  1,005,000 970
Carvana, 10.25%, 5/1/30 (1) 1,225,000 805
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 505,000 415
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 859
Charter Communications Operating, 4.908%, 7/23/25  2,465,000 2,406
Chevron, 1.995%, 5/11/27  1,155,000 1,024
Cigna, 3.00%, 7/15/23  810,000 800
Cigna, 3.75%, 7/15/23  1,252,000 1,242
Citigroup, VR, 2.976%, 11/5/30 (8) 2,750,000 2,271
Citigroup, VR, 4.075%, 4/23/29 (8) 2,000,000 1,812
CMS Energy, 4.70%, 3/31/43  840,000 681
CMS Energy, 4.875%, 3/1/44  1,200,000 1,042
CNO Global Funding, 2.65%, 1/6/29 (1) 3,255,000 2,706
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,046
Comcast, 4.15%, 10/15/28  2,455,000 2,320
CommonSpirit Health, 2.76%, 10/1/24  960,000 914

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CommonSpirit Health, 2.782%, 10/1/30  755,000 601
Corebridge Financial, 4.40%, 4/5/52 (1) 4,505,000 3,419
Cox Communications, 2.95%, 10/1/50 (1) 2,775,000 1,611
Credit Agricole, 3.75%, 4/24/23 (1) 2,125,000 2,113
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 2,095,000 1,904
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(8) 1,385,000 1,375
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,408
Crown Castle, 2.25%, 1/15/31  1,440,000 1,101
Crown Castle, 2.90%, 3/15/27  735,000 649
Crown Castle Towers, 3.663%, 5/15/25 (1) 485,000 463
CVS Health, 1.875%, 2/28/31  1,745,000 1,324
CVS Health, 2.70%, 8/21/40  660,000 433
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1) 2,155,000 1,970
Danone, 2.947%, 11/2/26 (1) 1,925,000 1,780
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 2,940,000 2,733
Delta Air Lines, 3.80%, 4/19/23  168,000 166
Discover Bank, 2.70%, 2/6/30  2,000,000 1,565
Discover Financial Services, 3.75%, 3/4/25  590,000 564
Duke Energy, 2.65%, 9/1/26  640,000 581
Duke Energy, 3.75%, 9/1/46  500,000 354
Eaton Vance, 3.625%, 6/15/23  750,000 745
Elevance Health, 4.65%, 1/15/43  915,000 791
Enbridge, 4.00%, 10/1/23  690,000 683
Enbridge, 4.25%, 12/1/26  590,000 562
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 224
Energy Transfer, 3.75%, 5/15/30  765,000 651
Energy Transfer, 5.25%, 4/15/29  1,225,000 1,153
Eni, Series X-R, 4.00%, 9/12/23 (1) 780,000 770
EOG Resources, 2.625%, 3/15/23  500,000 496
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1) 780,000 703
Equitable Holdings, 3.90%, 4/20/23  478,000 475
ERAC USA Finance, 3.85%, 11/15/24 (1) 435,000 421
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 394
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,108
Federal Realty Investment Trust, 2.75%, 6/1/23  1,500,000 1,487
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 1,951
First American Financial, 4.60%, 11/15/24  415,000 409
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 1,310,000 1,266
Fiserv, 3.20%, 7/1/26  1,100,000 1,013
GATX, 4.35%, 2/15/24  2,105,000 2,072
GE Capital International Funding, 4.418%, 11/15/35  1,189,000 1,063
General Motors, 4.00%, 4/1/25  1,120,000 1,075
General Motors Financial, 2.40%, 4/10/28  3,205,000 2,563
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 822
Goldman Sachs Group, 6.75%, 10/1/37  700,000 698
Goldman Sachs Group, VR, 2.615%, 4/22/32 (8) 1,300,000 1,009

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goldman Sachs Group, VR, 2.908%, 7/21/42 (8) 1,710,000 1,101
Hasbro, 3.00%, 11/19/24  1,550,000 1,486
Hasbro, 3.55%, 11/19/26  1,760,000 1,624
HCA, 4.125%, 6/15/29  1,895,000 1,677
HCA, 4.375%, 3/15/42 (1) 775,000 577
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 949
Healthpeak Properties, 2.125%, 12/1/28  655,000 540
Healthpeak Properties, 2.875%, 1/15/31  360,000 293
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,800,000 1,657
HSBC Bank USA, 5.875%, 11/1/34  950,000 883
Humana, 2.15%, 2/3/32  1,145,000 865
Humana, 3.70%, 3/23/29  1,120,000 1,004
Hyatt Hotels, 3.375%, 7/15/23  275,000 272
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 1,939
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,058
Illinois Tool Works, 3.90%, 9/1/42  1,200,000 984
Interpublic Group, 4.20%, 4/15/24  293,000 289
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 660,000 656
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,430,000 3,154
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 1,834
John Deere Capital, 2.125%, 3/7/25  1,955,000 1,841
JPMorgan Chase, 3.375%, 5/1/23  1,080,000 1,073
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 3,820,000 3,037
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 1,875,000 1,856
Kansas City Southern, 3.50%, 5/1/50  1,695,000 1,194
Kilroy Realty, 3.45%, 12/15/24  1,350,000 1,291
Kilroy Realty, 4.375%, 10/1/25  480,000 462
L3Harris Technologies, 3.832%, 4/27/25  570,000 552
Liberty Mutual Group, 4.25%, 6/15/23 (1) 410,000 406
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,400
M&T Bank, 3.55%, 7/26/23  2,740,000 2,720
Manufacturers & Traders Trust, 3.40%, 8/17/27  250,000 225
Marsh & McLennan, 3.50%, 6/3/24  3,060,000 2,989
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,241
McDonald's, 1.45%, 9/1/25  940,000 853
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 691
Micron Technology, 4.185%, 2/15/27  880,000 821
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,437
Mississippi Power, 3.95%, 3/30/28  1,435,000 1,319
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200,000 2,039
Moody's, 2.00%, 8/19/31  2,195,000 1,676
Morgan Stanley, 4.30%, 1/27/45  1,150,000 914
Morgan Stanley, 6.25%, 8/9/26  755,000 772
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 1,445,000 1,155
NatWest Markets, 2.375%, 5/21/23 (1) 3,370,000 3,307
New York Life Global Funding, 1.10%, 5/5/23 (1) 600,000 589

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NextEra Energy Capital Holdings, 2.44%, 1/15/32  1,895,000 1,429
NiSource, 3.49%, 5/15/27  1,730,000 1,593
NiSource, 3.95%, 3/30/48  1,775,000 1,318
Nordea Bank, 1.00%, 6/9/23 (1) 820,000 803
NSTAR Electric, 2.375%, 10/15/22  565,000 565
Nucor, 2.70%, 6/1/30  455,000 373
Nucor, 3.95%, 5/1/28  2,140,000 1,982
Nutrien, 4.00%, 12/15/26  830,000 799
Omnicom Group, 3.60%, 4/15/26  830,000 787
O'Reilly Automotive, 3.60%, 9/1/27  1,825,000 1,692
PACCAR Financial, 0.90%, 11/8/24  2,875,000 2,658
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,086
Packaging Corp. of America, 3.65%, 9/15/24  785,000 769
PayPal Holdings, 2.40%, 10/1/24  2,720,000 2,599
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,510,000 1,246
Pioneer Natural Resources, 1.125%, 1/15/26  755,000 658
PNC Bank, 3.50%, 6/8/23  1,330,000 1,320
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,030
Pricoa Global Funding I, 3.45%, 9/1/23 (1) 2,650,000 2,620
Principal Financial Group, 3.40%, 5/15/25  2,460,000 2,363
Protective Life Global Funding, 1.082%, 6/9/23 (1) 780,000 761
Providence Health & Services Obligated Group, 4.379%, 10/1/23  1,310,000 1,307
Public Storage, 1.95%, 11/9/28  1,210,000 1,007
QUALCOMM, 3.25%, 5/20/27  1,120,000 1,041
QVC, 4.45%, 2/15/25  140,000 120
QVC, 4.85%, 4/1/24  1,645,000 1,548
Realty Income, 3.10%, 12/15/29  2,130,000 1,830
Realty Income, 3.95%, 8/15/27  1,490,000 1,400
RELX Capital, 3.00%, 5/22/30  945,000 796
RELX Capital, 3.50%, 3/16/23  840,000 835
Republic Services, 3.375%, 11/15/27  1,045,000 957
Rogers Communications, 3.625%, 12/15/25  610,000 574
Rogers Communications, 4.50%, 3/15/42 (1) 2,935,000 2,400
Roper Technologies, 2.95%, 9/15/29  380,000 320
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,035
Ross Stores, 1.875%, 4/15/31  450,000 336
Royal Bank of Canada, 1.60%, 4/17/23  2,075,000 2,041
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,220
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 512
Santander Holdings USA, VR, 2.49%, 1/6/28 (8) 1,365,000 1,135
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (8) 1,605,000 1,332
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,135,000 1,064
Sempra Energy, 3.30%, 4/1/25  835,000 794
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,138,000 1,115
Simon Property Group, 2.65%, 2/1/32  1,810,000 1,409
Simon Property Group, 3.80%, 7/15/50  1,865,000 1,305

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 422,000 417
Spectra Energy Partners, 3.375%, 10/15/26  480,000 443
Spectra Energy Partners, 4.75%, 3/15/24  1,145,000 1,139
Standard Chartered, VR, 1.822%, 11/23/25 (1)(8) 2,005,000 1,816
Standard Chartered, VR, 2.608%, 1/12/28 (1)(8) 1,000,000 846
State Street, 3.10%, 5/15/23  265,000 263
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,045,000 2,026
Synchrony Financial, 4.25%, 8/15/24  1,575,000 1,533
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,021
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,590
Tencent Holdings, 2.985%, 1/19/23 (1) 960,000 957
Texas Instruments, 1.375%, 3/12/25  650,000 602
Thomson Reuters, 3.35%, 5/15/26  405,000 380
Time Warner Cable, 6.55%, 5/1/37  450,000 406
Time Warner Cable, 6.75%, 6/15/39  530,000 469
TJX, 1.60%, 5/15/31  375,000 283
Toronto-Dominion Bank, 3.50%, 7/19/23  1,235,000 1,222
TotalEnergies Capital International, 2.986%, 6/29/41  2,630,000 1,872
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,344
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,096
Transurban Finance, 3.375%, 3/22/27 (1) 395,000 362
Transurban Finance, 4.125%, 2/2/26 (1) 335,000 318
Travelers, 6.25%, 6/15/37  750,000 806
Trinity Health, 4.125%, 12/1/45  725,000 609
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  978,107 886
UnitedHealth Group, 3.75%, 7/15/25  645,000 628
Verizon Communications, 2.10%, 3/22/28  460,000 388
Verizon Communications, 2.65%, 11/20/40  2,470,000 1,619
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,509
Verizon Communications, 4.272%, 1/15/36  870,000 741
Vistra Operations, 3.55%, 7/15/24 (1) 1,370,000 1,305
VMware, 1.40%, 8/15/26  3,125,000 2,670
Vodafone Group, 4.25%, 9/17/50  775,000 552
Vodafone Group, 4.875%, 6/19/49  2,045,000 1,602
Volkswagen Group of America Finance, 3.35%, 5/13/25 (1) 1,395,000 1,323
Vulcan Materials, 4.50%, 6/15/47  590,000 479
Walt Disney, 3.70%, 10/15/25  525,000 510
Warnermedia Holdings, 5.05%, 3/15/42 (1) 1,570,000 1,173
Waste Connections, 3.20%, 6/1/32  2,315,000 1,938
Weibo, 3.50%, 7/5/24 (5) 1,390,000 1,330
Wells Fargo, VR, 2.393%, 6/2/28 (8) 3,915,000 3,350
Wells Fargo, VR, 3.068%, 4/30/41 (8) 3,995,000 2,754
Williams, 5.10%, 9/15/45  1,735,000 1,468
Willis North America, 3.60%, 5/15/24  820,000 796
Willis North America, 4.50%, 9/15/28  1,370,000 1,270

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 683
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,055
Workday, 3.70%, 4/1/29  750,000 673
WP Carey, 3.85%, 7/15/29  1,470,000 1,296
WPP Finance 2010, 3.75%, 9/19/24  1,310,000 1,268
Total Corporate Bonds (Cost $383,587) 335,292
EQUITY MUTUAL FUNDS 3.0%
T. Rowe Price Real Assets Fund - I Class (2) 9,601,840 115,990
Total Equity Mutual Funds (Cost $114,983) 115,990
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.4%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 481
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,219
Kingdom of Morocco, 4.25%, 12/11/22 (1) 1,400,000 1,396
Mexico Government International Bond, 3.50%, 2/12/34  2,315,000 1,765
Pertamina Persero, 4.30%, 5/20/23 (1) 1,250,000 1,240
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 1,105,000 1,089
Republic of Colombia, 4.00%, 2/26/24  275,000 268
Republic of Panama, 3.298%, 1/19/33  2,100,000 1,624
Republic of Poland, 3.25%, 4/6/26  1,030,000 972
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,175,000 1,171
United Mexican States, 2.659%, 5/24/31  3,439,000 2,645
Total Foreign Government Obligations & Municipalities (Cost
$17,140) 14,870
MUNICIPAL SECURITIES 1.0%
California 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  2,900,000 2,217
California, Build America, GO, 7.625%, 3/1/40  2,200,000 2,729
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (9) 695,000 705
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  1,000,000 1,185
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  1,625,000 1,563
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 320
Univ. of California Regents, Build America, 5.77%, 5/15/43  750,000 783
9,502
Illinois 0.0%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40  755,000 851
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  975,000 817

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Illinois Toll Highway Auth., Build America, Series A, 6.184%,
1/1/34  470,000 502
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 538
2,708
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,656
1,656
Michigan 0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,150
2,150
New Jersey 0.0%
New Jersey Turnpike Auth., Build America, Series F, 7.414%,
1/1/40  415,000 508
508
New York 0.1%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  240,000 292
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  700,000 700
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  950,000 970
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 270
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  1,300,000 1,340
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 566
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  1,400,000 1,387
5,525
Ohio 0.0%
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  1,225,000 1,189
1,189
Pennsylvania 0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  805,000 783
783
South Carolina 0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,068
2,068
Texas 0.1%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,243
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 933
Houston Airport System Revenue, Series C, 2.385%, 7/1/31  685,000 550
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%, 11/15/47  1,200,000 1,000

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  1,900,000 1,439
5,165
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  900,000 954
954
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51  3,675,000 2,319
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35  690,000 706
Virginia Public Building Auth., Build America, Series B-2, 5.90%,
8/1/30  755,000 796
3,821
Wisconsin 0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,071
2,071
Total Municipal Securities (Cost $42,457) 38,100
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.3%
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 327,073 300
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO, ARM,
1.518%, 5/25/65 (1) 322,605 279
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (1) 1,177,565 1,005
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (1) 1,058,039 898
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 1,100,308 961
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 4.978%, 11/15/34 (1) 605,000 543
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD
LIBOR + 2.14%, 4.958%, 10/15/37 (1) 2,590,000 2,551
BFLD, Series 2019-DPLO, Class C, ARM, 1M USD LIBOR + 1.54%,
4.358%, 10/15/34 (1) 2,080,000 2,002
BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, ARM,
1M TSFR + 1.342%, 4.187%, 2/15/39 (1) 3,395,000 3,266
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (1) 2,025,000 1,635
BX Commercial Mortgage Trust, Series 2022-LP2, Class C, ARM,
1M TSFR + 1.562%, 4.484%, 2/15/39 (1) 3,399,123 3,200
BX Trust, Series 2022-IND, Class C, ARM, 1M TSFR + 2.29%,
5.212%, 4/15/37 (1) 1,330,000 1,258
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (1) 800,000 750

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  235,000 228
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 1,044,194 865
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 4.118%, 11/15/37 (1) 2,118,345 2,052
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%,
7/10/48  3,700,000 3,547
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 2,160,000 2,037
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 4.184%, 11/25/29  1,621,678 1,602
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 3.281%, 12/25/41 (1) 505,502 496
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.899%, 4/25/66 (1) 431,839 365
Ellington Financial Mortgage Trust, Series 2019-2, Class A3, CMO,
ARM, 3.046%, 11/25/59 (1) 228,204 216
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.931%, 6/25/66 (1) 618,931 515
Extended Stay America Trust, Series 2021-ESH, Class B, ARM, 1M
USD LIBOR + 1.38%, 4.198%, 7/15/38 (1) 1,217,507 1,172
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 2,543,096 2,020
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (1) 2,635,000 2,452
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 110,850 101
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 933,158 909
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 4.451%, 12/15/36 (1) 1,130,000 1,077
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  950,000 910
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  1,250,000 1,169
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.94%, 10/25/50 (1) 316,842 263
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class A8,
CMO, ARM, 2.50%, 10/25/51 (1) 2,556,558 2,187
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48  2,105,214 2,008
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, ARM, 1M USD LIBOR + 1.37%,
4.188%, 10/15/33 (1) 2,510,000 2,409
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (1) 760,000 646

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 646,474 585
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 748,938 681
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 3.919%, 4/15/38 (1) 3,595,000 3,433
MHC Trust, Series 2021-MHC2, Class D, ARM, 1M USD LIBOR +
1.50%, 4.318%, 5/15/38 (1) 1,480,000 1,398
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (1) 450,377 436
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C17, Class B, ARM, 4.464%, 8/15/47  1,670,000 1,603
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  1,375,000 1,298
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  2,775,000 2,609
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-
C30, Class A5, 2.86%, 9/15/49  495,000 450
Morgan Stanley Capital I Trust, Series 2014-150E, Class A,
3.912%, 9/9/32 (1) 2,140,000 1,990
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, ARM,
3.779%, 5/15/48  1,440,000 1,375
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D, ARM,
3.283%, 11/10/36 (1) 2,090,000 1,807
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2,
Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 533,697 419
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 4.407%, 4/15/32 (1) 564,682 529
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 614,388 557
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4,
CMO, ARM, 3.00%, 3/25/52 (1) 1,856,476 1,485
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 186,027 172
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 4.184%, 10/25/59 (1) 93,805 91
Provident Funding Mortgage Trust, Series 2019-1, Class B1, CMO,
ARM, 3.204%, 12/25/49 (1) 1,299,276 1,032
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 2,125,934 1,837
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO, ARM,
4.00%, 6/25/48 (1) 198,0 81 187
SFO Commercial Mortgage Trust, Series 2021-555, Class B, ARM,
1M USD LIBOR + 1.50%, 4.318%, 5/15/38 (1) 1,560,000 1,458
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 52,680 51

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
CMO, ARM, 2.916%, 9/27/49 (1) 677,592 648
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1,
CMO, ARM, 1.027%, 11/25/55 (1) 431,549 397
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (1) 369,556 345
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 3.081%, 8/25/33 (1) 254,891 253
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 4.381%, 10/25/33 (1) 835,000 795
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 3.781%, 10/25/41 (1) 1,100,000 998
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 3.131%, 11/25/41 (1) 1,975,000 1,924
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 2.981%, 8/25/33 (1) 338,281 337
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 4.281%, 4/25/42 (1) 2,258,392 2,236
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 4.381%, 3/25/42 (1) 1,864,354 1,853
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 52,930 52
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (1) 390,233 375
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (1) 191,176 185
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 351,600 342
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 732,006 704
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (1) 570,830 492
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (1) 2,999,104 2,538
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A1, CMO, ARM, 2.50%, 12/25/50 (1) 1,261,133 1,014
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B,
ARM, 4.723%, 3/15/47  610,000 588
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$97,791) 89,453

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr Ing hc F Porsche (EUR) (4) 44,765 3,620
Total Consumer Discretionary 3,620
Total Preferred Stocks (Cost $3,607) 3,620
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.7%
U.S. Government Agency Obligations 6.3%
Federal Home Loan Mortgage
2.206%, 6/25/25  811,884 786
2.50%, 5/1/30  889,308 826
2.777%, 4/25/23  114,028 114
2.952%, 2/25/27  945,312 912
3.00%, 1/1/29 - 8/1/43  3,487,579 3,144
3.50%, 3/1/42 - 3/1/46  5,616,336 5,170
4.00%, 9/1/40 - 6/1/42  1,762,425 1,680
4.50%, 6/1/39 - 5/1/42  1,037,771 1,015
5.00%, 12/1/35 - 8/1/40  465,163 468
5.50%, 1/1/38 - 12/1/39  155,117 161
6.00%, 2/1/28 - 8/1/38  17,770 19
6.50%, 8/1/32  7,566 8
7.00%, 6/1/32  12,586 13
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.946%, 7/1/35  25,133 26
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  14,064 14
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  21,429 22
12M USD LIBOR + 1.929%, 2.186%, 12/1/36  38,994 40
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  21,886 22
1Y CMT + 2.25%, 3.099%, 10/1/36  5,761 6
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  681,221 108
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  1,402,054 1,204
2.00%, 3/1/42 - 5/1/52  32,336,812 26,323
2.50%, 11/1/36 - 5/1/52  34,593,479 29,198
3.00%, 11/1/34 - 1/1/50  2,779,169 2,454
3.50%, 6/1/33  317,545 301
4.00%, 12/1/49 - 8/1/52  2,831,659 2,647
4.50%, 9/1/37 - 5/1/50  232,425 224
5.00%, 10/1/51 - 9/1/52  8,287,519 8,085
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  2,379,803 2,192

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 11/1/40  699,054 658
4.50%, 7/1/40  518,156 500
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 3.288%, 7/1/35  15,042 15
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  3,058 3
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  6,872,083 5,755
2.00%, 4/1/42 - 4/1/52  50,761,388 41,316
2.50%, 10/1/31 - 4/1/52  32,022,189 27,461
3.00%, 1/1/27 - 10/1/51  34,253,221 30,728
3.50%, 11/1/26 - 1/1/52  19,828,990 18,220
4.00%, 11/1/40 - 11/1/49  13,299,565 12,621
4.50%, 4/1/37 - 8/1/52  11,706,812 11,303
5.00%, 2/1/34 - 8/1/52  2,175,621 2,173
5.50%, 2/1/35 - 5/1/44  2,511,053 2,588
6.00%, 3/1/28 - 1/1/41  1,667,685 1,751
6.50%, 3/1/24 - 8/1/38  248,749 259
7.00%, 9/1/25 - 4/1/32  18,114 17
7.50%, 9/1/26  113 —
8.00%, 8/1/24 - 7/1/26  207 —
UMBS, TBA, 3.00%, 10/1/52 (10) 3,625,000 3,154
245,704
U.S. Government Obligations 2.4%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  21,787,148 18,235
2.50%, 8/20/50 - 1/20/52  19,300,351 16,647
3.00%, 9/15/42 - 6/20/52  16,637,288 14,795
3.50%, 9/15/41 - 1/20/49  12,650,170 11,671
4.00%, 2/15/41 - 10/20/50  5,752,204 5,467
4.50%, 6/15/39 - 8/20/47  3,191,849 3,126
5.00%, 12/20/34 - 6/20/49  4,913,191 4,898
5.50%, 2/20/34 - 3/20/49  1,565,804 1,599
6.00%, 8/20/34 - 4/15/36  62,745 67
6.50%, 6/15/23 - 3/15/26  6,685 6
7.50%, 3/15/23 - 9/15/26  4,425 3
8.00%, 10/15/23 - 11/15/25  5,620 5
8.50%, 6/20/25 - 6/20/26  2,290 2
Government National Mortgage Assn., ARM, 1Y CMT + 1.50%,
1.625%, 8/20/23  97 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  160,470 150
3.50%, 10/20/50  1,010,000 863
Government National Mortgage Assn., TBA (10)
4.00%, 10/20/52  890,000 831
4.50%, 10/20/52  4,670,000 4,470
5.00%, 10/20/52  1,620,000 1,585

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 10/20/52  8,230,000 8,224
92,644
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $374,545) 338,348
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 7.8%
U.S. Treasury Obligations 7.8%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,070
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,398
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,291
U.S. Treasury Bonds, 1.875%, 2/15/41  4,545,000 3,218
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 5,656
U.S. Treasury Bonds, 2.00%, 2/15/50  24,845,000 17,054
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 4,638
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 3,067
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,741
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,257
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 12,841
U.S. Treasury Bonds, 2.875%, 8/15/45 (11) 4,185,000 3,413
U.S. Treasury Bonds, 3.00%, 11/15/44  2,990,000 2,496
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,878
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 9,329
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 961
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,683
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 3,300
U.S. Treasury Notes, 0.375%, 4/30/25  5,750,000 5,207
U.S. Treasury Notes, 0.375%, 11/30/25  36,535,000 32,385
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 13,151
U.S. Treasury Notes, 0.75%, 3/31/26  5,970,000 5,300
U.S. Treasury Notes, 0.75%, 8/31/26  7,815,000 6,855
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 997
U.S. Treasury Notes, 0.875%, 6/30/26  41,745,000 36,957
U.S. Treasury Notes, 0.875%, 11/15/30  7,500,000 5,975
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,120
U.S. Treasury Notes, 1.25%, 8/15/31  11,940,000 9,649
U.S. Treasury Notes, 1.625%, 11/15/22  315,000 314
U.S. Treasury Notes, 1.875%, 2/28/27  36,390,000 33,138
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,081
U.S. Treasury Notes, 2.25%, 8/15/27  27,540,000 25,302
U.S. Treasury Notes, 2.50%, 4/30/24  10,040,000 9,758
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 14,964

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,710
302,154
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $352,386) 302,154
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Treasury Reserve Fund, 3.06% (2)(12) 132,064,458 132,064
Total Short-Term Investments (Cost $132,064) 132,064
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.07% (2)(12) 24,114,199 24,114
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 24,114
Total Securities Lending Collateral (Cost $24,114) 24,114
Total Investments in Securities 101.4%
(Cost $3,433,086) $ 3,946,290
Other Assets Less Liabilities (1.4)% (52,788)
Net Assets 100.0% $ 3,893,502
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$188,616 and represents 4.8% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at September 30, 2022.
(6) Level 3 in fair value hierarchy.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,011 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Insured by Assured Guaranty Municipal Corporation
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $18,264 and represents 0.5% of net assets.
(11) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 330 U.S. Treasury Notes five year contracts 12/22 35,477 $ (1,220)
Long, 63 U.S. Treasury Notes ten year contracts 12/22 7,060 (333)
Long, 228 U.S. Treasury Notes two year contracts 12/22 46,829 (739)
Net payments (receipts) of variation margin to date 2,146
Variation margin receivable (payable) on open futures contracts $ (146)

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 1.24%  $ — $ (2) $ —
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.50%  (4,736) (45,729) 10,334
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.24%  (1,476) 398 —
T. Rowe Price Real Assets Fund - I Class  — (29,116) —
T. Rowe Price Treasury Reserve Fund, 3.06% — — 1,136
T. Rowe Price Government Reserve Fund, 3.07% — — —++
Totals $ (6,212)# $ (74,449) $ 11,470+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
1.24%  $ 16 $ — $ — $ 14
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.50%  267,626 12,838 26,736 207,999
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.24%  62,060 — 62,351 107
T. Rowe Price Real Assets Fund
- I Class  96,146 48,960 — 115,990
T. Rowe Price Government
Reserve Fund, 3.07% 16,951  ¤  ¤ 24,114
T. Rowe Price Treasury Reserve
Fund, 3.06% 306,936  ¤  ¤ 132,064
Total $ 480,288^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11,470 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $521,894.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Balanced Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,155,291 $ — $ 1,155,291
Bond Mutual Funds 208,120 — — 208,120
Common Stocks 1,637,417 667,663 1,104 2,306,184
Convertible Preferred Stocks — — 907 907
Equity Mutual Funds 115,990 — — 115,990
Preferred Stocks — 3,620 — 3,620
Short-Term Investments 132,064 — — 132,064
Securities Lending Collateral 24,114 — — 24,114
Total $ 2,117,705 $ 1,826,574 $ 2,011 $ 3,946,290
Liabilities
Futures Contracts* $ 2,292 $ — $ — $ 2,292
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F68-054Q3 09/22